Equity Transactions 3M (Details Narrative)	3 Months Ended			6 Months Ended	12 Months Ended
	Jun. 30, 2015 USD ($) $ / shares shares	Mar. 31, 2015 USD ($) $ / shares shares	Jun. 30, 2014 USD ($)	Jun. 30, 2015 USD ($) $ / shares shares	Mar. 31, 2015 USD ($) $ / shares shares	Mar. 31, 2014 USD ($) $ / shares shares	Sep. 06, 2013 $ / shares shares	Sep. 05, 2013 $ / shares shares	Jul. 18, 2013 shares
Common Stock, Shares Authorized	37,503,000,000	37,503,000,000		37,503,000,000	37,503,000,000	37,503,000,000	37,503,000,000	90,000,000
Common Stock, Par Value | $ / shares	$ 0.001	$ .001		$ 0.001	$ .001	$ .001	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	10,000,000	10,000,000		10,000,000	10,000,000	10,000,000
Preferred Stock, Par Value | $ / shares	$ 0.001	$ .001		$ 0.001	$ .001	$ .001
Series A Preferred Stock, Designated									6,000,000
Common Stock, Issued	3,245,337,213	1,541,083,957		3,245,337,213	1,541,083,957	414,411,438
Preferred Stock, Issued	6,000,000	6,000,000		6,000,000	6,000,000	6,000,000
Stock split ratio					416.7
Options granted, number of shares	204,000,250				19,750,000	47,503,280
Shares issued for services, value | $	$ 796,050				$ 796,050	$ 0
Debt Instrument, Converted Amount | $	$ 499,825		$ 499,825		$ 499,686	$ 28,818
Legal Services
Shares issued for services	1,000,000
Shares issued for services, value | $	$ 30,000
Date	Jul. 01, 2014
Warrant #6
Common Stock, shares issued	700,000				700,000
Date	Jul. 10, 2014				Jul. 10, 2014
Warrants | $	$ 700,000				$ 700,000
Stock price on grant date | $ / shares	$ 0.043				$ 0.043
Exercise price | $ / shares	$ 0.15				$ 0.15
Expected life	3 years				3 years
Warrant #7
Common Stock, shares issued	700,000				700,000
Date	Jul. 29, 2014				Jul. 29, 2014
Warrants | $	$ 700,000				$ 700,000
Stock price on grant date | $ / shares	$ 0.05				$ 0.05
Exercise price | $ / shares	$ 0.15				$ 0.15
Expected life	3 years				3 years
Debt Conversion #1
Date of Agreement	Sep. 22, 2014				Sep. 22, 2014
Common Stock, shares issued	550,459				550,459
Common Stock, price per share | $ / shares	$ 0.0218				$ 0.0218
Debt Instrument, Converted Amount | $	$ 12,000				$ 12,000
Debt Conversion #2
Date of Agreement	Oct. 01, 2014				Oct. 01, 2014
Common Stock, shares issued	648,649				648,649
Common Stock, price per share | $ / shares	$ 0.0185				$ 0.0185
Debt Instrument, Converted Amount | $	$ 12,000				$ 12,000
Debt Conversion #3
Date of Agreement	Oct. 08, 2014				Oct. 08, 2014
Common Stock, shares issued	505,618				505,618
Common Stock, price per share | $ / shares	$ 0.0178				$ 0.0178
Debt Instrument, Converted Amount | $	$ 9,000				$ 9,000
Debt Conversion #4
Date of Agreement	Oct. 16, 2014				Oct. 16, 2014
Common Stock, shares issued	454,545				454,545
Common Stock, price per share | $ / shares	$ 0.0132				$ 0.0132
Debt Instrument, Converted Amount | $	$ 6,000				$ 6,000
Debt Conversion #5
Date of Agreement	Oct. 29, 2014				Oct. 29, 2014
Common Stock, shares issued	1,250,000				1,250,000
Common Stock, price per share | $ / shares	$ 0.0120				$ 0.0120
Debt Instrument, Converted Amount | $	$ 15,000				$ 15,000
Debt Conversion #6
Date of Agreement	Nov. 03, 2014				Nov. 03, 2014
Common Stock, shares issued	819,672				819,672
Common Stock, price per share | $ / shares	$ 0.0122				$ 0.0122
Debt Instrument, Converted Amount | $	$ 10,000				$ 10,000
Debt Conversion #7
Date of Agreement	Nov. 07, 2014				Nov. 07, 2014
Common Stock, shares issued	1,188,119				1,188,119
Common Stock, price per share | $ / shares	$ 0.0101				$ 0.0101
Debt Instrument, Converted Amount | $	$ 12,000				$ 12,000
Debt Conversion #8
Date of Agreement	Nov. 19, 2014				Nov. 19, 2014
Common Stock, shares issued	2,831,250				2,831,250
Common Stock, price per share | $ / shares	$ 0.0064				$ 0.0064
Debt Instrument, Converted Amount | $	$ 18,120				$ 18,120
Debt Conversion #9
Date of Agreement	Dec. 08, 2014				Dec. 08, 2014
Common Stock, shares issued	3,488,372				3,488,372
Common Stock, price per share | $ / shares	$ 0.0043				$ 0.0043
Debt Instrument, Converted Amount | $	$ 15,000				$ 15,000
Debt Conversion #10
Date of Agreement	Dec. 15, 2014				Dec. 15, 2014
Common Stock, shares issued	4,285,714				4,285,714
Common Stock, price per share | $ / shares	$ 0.0028				$ 0.0028
Debt Instrument, Converted Amount | $	$ 12,000				$ 12,000
Debt Conversion #11
Date of Agreement	Dec. 26, 2014				Dec. 26, 2014
Common Stock, shares issued	7,478,261				7,478,261
Common Stock, price per share | $ / shares	$ 0.0023				$ 0.0023
Debt Instrument, Converted Amount | $	$ 17,200				$ 17,200
Debt Conversion #12
Date of Agreement	Feb. 11, 2015				Feb. 11, 2015
Common Stock, shares issued	74,750,000				74,750,000
Common Stock, price per share | $ / shares	$ 0.0004				$ 0.0004
Debt Instrument, Converted Amount | $	$ 29,900				$ 29,900
Debt Conversion #13
Date of Agreement	Feb. 12, 2015				Feb. 12, 2015
Common Stock, shares issued	37,356,055				37,356,055
Common Stock, price per share | $ / shares	$ 0.00046				$ 0.00046
Debt Instrument, Converted Amount | $	$ 17,333				$ 17,333
Debt Conversion #14
Date of Agreement	Feb. 15, 2015				Feb. 15, 2015
Common Stock, shares issued	73,924,324				73,924,324
Common Stock, price per share | $ / shares	$ 0.00048				$ 0.00048
Debt Instrument, Converted Amount | $	$ 35,730				$ 35,730
Debt Conversion #26
Date of Agreement	Apr. 01, 2015
Common Stock, shares issued	41,111,111
Common Stock, price per share | $ / shares	$ 0.00041
Debt Instrument, Converted Amount | $	$ 16,650
Debt Conversion #27
Date of Agreement	Apr. 06, 2015
Common Stock, shares issued	20,964,361
Common Stock, price per share | $ / shares	$ 0.00048
Debt Instrument, Converted Amount | $	$ 10,000
Debt Conversion #28
Date of Agreement	Apr. 08, 2015
Common Stock, shares issued	45,356,111
Common Stock, price per share | $ / shares	$ 0.00034
Debt Instrument, Converted Amount | $	$ 15,309
Debt Conversion #29
Date of Agreement	Apr. 09, 2015
Common Stock, shares issued	32,545,455
Common Stock, price per share | $ / shares	$ 0.00044
Debt Instrument, Converted Amount | $	$ 14,320
Debt Conversion #30
Date of Agreement	Apr. 14, 2015
Common Stock, shares issued	23,696,682
Common Stock, price per share | $ / shares	$ 0.00042
Debt Instrument, Converted Amount | $	$ 10,000
Debt Conversion #31
Date of Agreement	Apr. 16, 2015
Common Stock, shares issued	5,300,000
Common Stock, price per share | $ / shares	$ 0.00036
Debt Instrument, Converted Amount | $	$ 1,918
Debt Conversion #32
Date of Agreement	Apr. 21, 2015
Common Stock, shares issued	25,974,026
Common Stock, price per share | $ / shares	$ 0.00036
Debt Instrument, Converted Amount | $	$ 10,000
Debt Conversion #33
Date of Agreement	Apr. 29, 2015
Common Stock, shares issued	38,961,039
Common Stock, price per share | $ / shares	$ 0.00039
Debt Instrument, Converted Amount | $	$ 15,000
Debt Conversion #34
Date of Agreement	May 04, 2015
Common Stock, shares issued	13,146,439
Common Stock, price per share | $ / shares	$ 0.00039
Debt Instrument, Converted Amount | $	$ 5,083
Debt Conversion #35
Date of Agreement	May 12, 2015
Common Stock, shares issued	90,337,960
Common Stock, price per share | $ / shares	$ 0.00031
Debt Instrument, Converted Amount | $	$ 28,456
Debt Conversion #36
Date of Agreement	May 20, 2015
Common Stock, shares issued	94,764,514
Common Stock, price per share | $ / shares	$ 0.00021
Debt Instrument, Converted Amount | $	$ 20,199
Debt Conversion #37
Date of Agreement	May 20, 2015
Common Stock, shares issued	78,363,636
Common Stock, price per share | $ / shares	$ 0.00022
Debt Instrument, Converted Amount | $	$ 17,240
Debt Conversion #38
Date of Agreement	May 27, 2015
Common Stock, shares issued	70,180,137
Common Stock, price per share | $ / shares	$ 0.00019
Debt Instrument, Converted Amount | $	$ 13,568
Debt Conversion #39
Date of Agreement	May 29, 2015
Common Stock, shares issued	88,235,295
Common Stock, price per share | $ / shares	$ 0.00017
Debt Instrument, Converted Amount | $	$ 15,000
Debt Conversion #40
Date of Agreement	Jun. 11, 2015
Common Stock, shares issued	94,260,947
Common Stock, price per share | $ / shares	$ 0.00010
Debt Instrument, Converted Amount | $	$ 9,897
Debt Conversion #41
Date of Agreement	Jun. 16, 2015
Common Stock, shares issued	117,500,000
Common Stock, price per share | $ / shares	$ 0.00012
Debt Instrument, Converted Amount | $	$ 14,100
Debt Conversion #42
Date of Agreement	Jun. 16, 2015
Common Stock, shares issued	113,041,667
Common Stock, price per share | $ / shares	$ 0.00012
Debt Instrument, Converted Amount | $	$ 13,565
Debt Conversion #43
Date of Agreement		Apr. 08, 2015		Apr. 08, 2015
Common Stock, shares issued		45,454,545		45,454,545
Common Stock, price per share | $ / shares		$ 0.00044		$ 0.00044
Debt Instrument, Converted Amount | $		$ 20,000		$ 20,000
Debt Conversion #44
Date of Agreement		Jun. 22, 2015		Jun. 22, 2015
Common Stock, shares issued		123,583,333		123,583,333
Common Stock, price per share | $ / shares		$ 0.00006		$ 0.00006
Debt Instrument, Converted Amount | $		$ 7,415		$ 7,415
Debt Conversion #45
Date of Agreement		Jun. 22, 2015		Jun. 22, 2015
Common Stock, shares issued		247,992,413		247,992,413
Common Stock, price per share | $ / shares		$ 0.00006		$ 0.00006
Debt Instrument, Converted Amount | $		$ 14,384		$ 14,384
Debt Conversion #46
Date of Agreement		Jun. 23, 2015		Jun. 23, 2015
Common Stock, shares issued		129,200,000		129,200,000
Common Stock, price per share | $ / shares		$ 0.00006		$ 0.00006
Debt Instrument, Converted Amount | $		$ 7,752		$ 7,752
Grant of Stock
Common Stock, shares issued	90,000,000
Date	Jun. 09, 2014
Warrants | $	$ 90,000,000
Stock price on grant date | $ / shares	$ 0.0002
Exercise price | $ / shares	$ 0.0002
Expected life	5 years
Sale of Stock #1
Common Stock, shares issued	10,037,107
Common Stock, price per share | $ / shares	$ 0.000498
Sale of Stock #2
Common Stock, shares issued	154,245,477
Common Stock, price per share | $ / shares	$ 0.00007
2013 Stock Option Plan Amendment
Exercise price | $ / shares	$ 0.0008
Asset Assign Agmt #2
Date of Agreement	Oct. 06, 2014				Oct. 06, 2014
Common Stock, shares issued	220,792,028				220,792,028
Shares Issued, Value | $	$ 7,904,355				$ 7,904,355
Asset Assign Agmt
Date of Agreement	Jul. 18, 2015				Jul. 18, 2015
Common Stock, shares issued	82,767,038				82,767,038
Series A Preferred Stock, shares issued	6,000,000				6,000,000
Shares Issued, Value | $	$ 123,973				$ 123,973
Sale Agmt
Shares agreed to cancel	262,521,000				262,521,000
Shares returned to treasury	500,255,434				500,255,434
Date of Agreement	Jul. 19, 2013				Jul. 19, 2013
Consultant
Shares issued for services	2,500,000				2,500,000
Shares issued for services, value | $	$ 300,000				$ 300,000
Date	May 07, 2014				May 07, 2014
Stock Deposits
Common Stock, shares issued	1,469,000				1,469,000
Shares Issued, Value | $	$ 147,050				$ 147,050
Date	Jun. 16, 2014				Jun. 16, 2014
Warrant #1
Common Stock, shares issued	250,000				250,000
Date	Oct. 29, 2013				Oct. 29, 2013
Warrants | $	$ 250,000				$ 250,000
Stock price on grant date | $ / shares	$ 0.30				$ 0.30
Exercise price | $ / shares	$ 0.50				$ 0.50
Expected life	1 year				1 year
Warrant #2
Common Stock, shares issued	250,000				250,000
Date	Dec. 11, 2013				Dec. 11, 2013
Warrants | $	$ 250,000				$ 250,000
Stock price on grant date | $ / shares	$ 0.30				$ 0.30
Exercise price | $ / shares	$ 0.50				$ 0.50
Expected life	1 year				1 year
Warrant #3
Common Stock, shares issued	83,334				83,334
Date	Mar. 10, 2014				Mar. 10, 2014
Warrants | $	$ 83,334				$ 83,334
Stock price on grant date | $ / shares	$ 0.30				$ 0.30
Exercise price | $ / shares	$ 0.50				$ 0.50
Expected life	1 year				1 year
Warrant #4
Common Stock, shares issued	83,334				83,334
Date	Apr. 04, 2014				Apr. 04, 2014
Warrants | $	$ 83,334				$ 83,334
Stock price on grant date | $ / shares	$ 0.30				$ 0.30
Exercise price | $ / shares	$ 0.50				$ 0.50
Expected life	1 year				1 year
Warrant #5
Common Stock, shares issued	1,000,000				1,000,000
Date	Apr. 24, 2014				Apr. 15, 2014
Warrants | $	$ 1,000,000				$ 1,000,000
Stock price on grant date | $ / shares	$ 0.25				$ 0.25
Exercise price | $ / shares	$ 0.35				$ 0.35
Expected life	3 years				3 years
CEO
Date of Agreement	Oct. 06, 2014				Oct. 06, 2014
Shares issued for services	8,000,000				8,000,000
Attorney
Date of Agreement	Oct. 06, 2014				Oct. 06, 2014
Shares issued for services	4,000,000				4,000,000
Vendor
Shares issued for services	500,000				500,000
Shares issued for services, value | $	$ 6,450				$ 6,450
Investment Agmt
Date of Agreement	Aug. 13, 2014				Aug. 13, 2014
Shares issued for services	79,961,892				79,961,892
Shares issued for services, value | $	$ 220,000				$ 220,000
Debt Conversion #15
Date of Agreement	Feb. 13, 2015				Feb. 13, 2015
Common Stock, shares issued	37,280,000				37,280,000
Common Stock, price per share | $ / shares	$ 0.00048				$ 0.00048
Debt Instrument, Converted Amount | $	$ 17,894				$ 17,894
Debt Conversion #16
Date of Agreement	Feb. 17, 2015				Feb. 17, 2015
Common Stock, shares issued	36,643,945				36,643,945
Common Stock, price per share | $ / shares	$ 0.00046				$ 0.00046
Debt Instrument, Converted Amount | $	$ 17,003				$ 17,003
Debt Conversion #17
Date of Agreement	Feb. 23, 2015				Feb. 23, 2015
Common Stock, shares issued	47,090,000				47,090,000
Common Stock, price per share | $ / shares	$ 0.00044				$ 0.00044
Debt Instrument, Converted Amount | $	$ 20,603				$ 20,603
Debt Conversion #18
Date of Agreement	Feb. 23, 2015				Feb. 23, 2015
Common Stock, shares issued	36,643,945				36,643,945
Common Stock, price per share | $ / shares	$ 0.00046				$ 0.00046
Debt Instrument, Converted Amount | $	$ 17,003				$ 17,003
Debt Conversion #19
Date of Agreement	Feb. 24, 2015				Feb. 24, 2015
Common Stock, shares issued	20,447,291				20,447,291
Common Stock, price per share | $ / shares	$ 0.00046				$ 0.00046
Debt Instrument, Converted Amount | $	$ 9,488				$ 9,488
Debt Conversion #20
Date of Agreement	Feb. 26, 2015				Feb. 26, 2015
Common Stock, shares issued	105,075,000				105,075,000
Common Stock, price per share | $ / shares	$ 0.0004				$ 0.0004
Debt Instrument, Converted Amount | $	$ 42,030				$ 42,030
Debt Conversion #21
Date of Agreement	Feb. 27, 2015				Feb. 27, 2015
Common Stock, shares issued	56,000,000				56,000,000
Common Stock, price per share | $ / shares	$ 0.00048				$ 0.00048
Debt Instrument, Converted Amount | $	$ 26,880				$ 26,880
Debt Conversion #22
Date of Agreement	Mar. 02, 2015				Mar. 02, 2015
Common Stock, shares issued	121,555,062				121,555,062
Common Stock, price per share | $ / shares	$ 0.00046				$ 0.00046
Debt Instrument, Converted Amount | $	$ 56,402				$ 56,402
Debt Conversion #23
Date of Agreement	Mar. 09, 2015				Mar. 09, 2015
Common Stock, shares issued	47,518,166				47,518,166
Common Stock, price per share | $ / shares	$ 0.00071				$ 0.00071
Debt Instrument, Converted Amount | $	$ 33,900				$ 33,900
Debt Conversion #24
Date of Agreement	Mar. 10, 2015				Mar. 10, 2015
Common Stock, shares issued	70,000,000				70,000,000
Common Stock, price per share | $ / shares	$ 0.00036				$ 0.00036
Debt Instrument, Converted Amount | $	$ 25,200				$ 25,200
Debt Conversion #25
Date of Agreement	Mar. 20, 2015				Mar. 20, 2015
Common Stock, shares issued	18,181,818				18,181,818
Common Stock, price per share | $ / shares	$ 0.00006				$ 0.00006
Debt Instrument, Converted Amount | $	$ 10,000				$ 10,000